Stock-Based Compensation - NTI Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distributions accrued on unvested NTI equity awards	$ 0	$ 4,210	$ 0	$ 0
NTI 2012 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 400	$ 10,300	14,000
Common Stock, Capital Shares Reserved for Future Issuance		7,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 16,100	12,100
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		1,000,000
NTI 2012 LTIP [Member] | Phantom Common Units, Market-Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		88.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate		34.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.84%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		100,000.0
NTI 2012 LTIP [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares		1
Distributions accrued on unvested NTI equity awards		$ 700	$ 400
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		396,109	306,519	323,392
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,026	486,893	1,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(205,711)	(390,109)	(17,873)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		0	(7,194)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	306,519	191,424	396,109	306,519
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 24.73	$ 27.02	$ 26.99
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		24.90	24.31	24.60
Share-based Compensation Arrangements by Share-based Payment Award, Options, Other Share Increase (Decrease) in Period, Weighted Average Exercise Price		0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		24.71	25.99	26.38
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		0.00	25.21	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 27.02	$ 24.75	$ 24.73	$ 27.02
NTI 2012 LTIP [Member] | Phantom Common Units, Service-Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Distributions accrued on unvested NTI equity awards		$ 2,500	$ 800
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		337,693	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		447,880	351,470	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(112,446)	(923)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(91,245)	(12,854)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	0	581,882	337,693	0
NTI 2012 LTIP [Member] | Phantom Common Units, Performance-Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years
Distributions accrued on unvested NTI equity awards		$ 1,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		182,354	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)		80,418
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(2,082)	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	0	260,690	0	0
NTI 2012 LTIP [Member] | Phantom Common Units, Performance Conditions Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		200.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		200,000.0
NTI 2012 LTIP [Member] | Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		337,693	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		630,234	351,470	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)		80,418
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(112,446)	(923)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(93,327)	(12,854)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	0	842,572	337,693	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 26.99	$ 0.00	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		23.37	26.99	0.00
Share-based Compensation Arrangements by Share-based Payment Award, Options, Other Share Increase (Decrease) in Period, Weighted Average Exercise Price		23.06
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		27.02	27.01	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		26.22	27.01	0.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 0.00	$ 24.00	$ 26.99	$ 0.00
Minimum [Member] | NTI 2012 LTIP [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Forfeiture Rate		0.00%
Minimum [Member] | NTI 2012 LTIP [Member] | Phantom Common Units, Service-Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Forfeiture Rate		0.00%
Minimum [Member] | NTI 2012 LTIP [Member] | Phantom Common Units, Performance-Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		0.00%
Maximum [Member] | NTI 2012 LTIP [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Forfeiture Rate		0.00%
Maximum [Member] | NTI 2012 LTIP [Member] | Phantom Common Units, Service-Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Forfeiture Rate		0.00%
Maximum [Member] | NTI 2012 LTIP [Member] | Phantom Common Units, Performance-Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		200.00%